Segment information - Segment assets (Details) - USD ($)	May 31, 2026	Aug. 31, 2025	May 31, 2025	Aug. 31, 2024
Segment information
Segment assets	$ 45,242,664	$ 69,913,257
Cash and cash equivalents	814,205	7,418,779	$ 7,916,123	$ 46,791
Inventory	20,732,131	36,871,647
Segment liabilities	39,216,641	61,462,255
Vision Marine Segment
Segment information
Segment assets	16,337,826	23,943,258
Cash and cash equivalents	313,473	5,781,142
Inventory	5,608,701	5,296,466
Segment liabilities	9,162,549	3,865,964
NVG Segment
Segment information
Segment assets	28,904,838	45,969,999
Cash and cash equivalents	500,732	1,637,637
Inventory	15,123,430	31,575,181
Segment liabilities	$ 30,054,092	$ 57,596,291